Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 22,147	₩ 22,147
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	61,774	125,096
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,092	6,449
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4	10
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	11,526	33,773
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,623	25,782
Accounts receivable - trade and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,857	2,779
Accounts receivable - trade and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	529	352
Accounts receivable - trade and others [member] | Content Warve Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		283
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	84	9,098
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	7,097	72,077
Accounts receivable - trade and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		1,521
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	241	2,245
Accounts receivable - trade and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		579
Accounts receivable - trade and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		37
Accounts receivable - trade and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		263
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,022	11,737
Accounts receivable - trade and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		3,502
Accounts receivable - trade and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		494
Accounts receivable - trade and others [member] | SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		5,896
Accounts receivable - trade and others [member] | SK ON Hungary Kft. (Formerly, SK Battery Hungary Kft.)
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,075
Accounts receivable - trade and others [member] | SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		1,142
Accounts receivable - trade and others [member] | SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		795
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,307	15,564
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	52,585	46,570
Accounts receivable - trade and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		720
Accounts receivable - trade and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	17,929
Accounts receivable - trade and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	6
Accounts receivable - trade and others [member] | SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,453
Accounts receivable - trade and others [member] | SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,649
Accounts receivable - trade and others [member] | Contents Wavve Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	183
Accounts receivable - trade and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,610
Accounts receivable - trade and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,851
Accounts receivable - trade and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	668
Accounts receivable - trade and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	116
Accounts receivable - trade and others [member] | UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	24
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	575,836	622,523
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	69,652	64,373
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	5,265	4,699
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	166	128
Accounts payable - other and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	48,020	145,328
Accounts payable - other and others [member] | Content Warve Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		2,491
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,197	1,686
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	54,482	154,332
Accounts payable - other and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		152
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	198,631	108,233
Accounts payable - other and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		7,103
Accounts payable - other and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		9,253
Accounts payable - other and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		89,915
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	38,022	44,105
Accounts payable - other and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		1,837
Accounts payable - other and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		6,085
Accounts payable - other and others [member] | SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		5
Accounts payable - other and others [member] | SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		21
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	29,106	120,575
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	451,702	403,818
Accounts payable - other and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		₩ 16,534
Accounts payable - other and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	131
Accounts payable - other and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	49,349
Accounts payable - other and others [member] | SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	18,921
Accounts payable - other and others [member] | SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	24,593
Accounts payable - other and others [member] | Contents Wavve Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	9,873
Accounts payable - other and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	11,829
Accounts payable - other and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	7,782
Accounts payable - other and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	31,652
Accounts payable - other and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	16,715
Accounts payable - other and others [member] | UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 14,932